SUMMARY OF FAIR VALUE HIERARCHY THE COMPANY’S ASSETS AND LIABILITIES (Details) - CSLM Acquisition Corp [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Forward Purchase Agreement Liability	$ 18,842,073
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Treasury Trust Funds held in Trust Account	12,289,337	16,053,202	$ 51,976,918
Forward Purchase Agreement Liability
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Treasury Trust Funds held in Trust Account
Forward Purchase Agreement Liability
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Platform Operator, Crypto Asset [Line Items]
Treasury Trust Funds held in Trust Account
Forward Purchase Agreement Liability	$ 18,842,073